iShares
®
ESG Aware MSCI USA Small-Cap ETF
Schedule of Investments
(unaudited)
May 31, 2026
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Common Stocks
Aerospace & Defense  —  2 .9%
AAR Corp.
(a)
............................ 15,800 $ 1,779,396
AeroVironment, Inc.
(a)
...................... 12,983 2,690,597
Archer Aviation, Inc. , Class A
(a) (b)
............... 230,778 1,571,598
Astronics Corp.
(a)
......................... 14,536 1,264,632
ATI, Inc.
(a)
.............................. 52,609 9,214,992
Carpenter Technology Corp. ................. 18,481 8,667,219
Ducommun, Inc.
(a)
........................ 11,216 1,707,300
Firefly Aerospace, Inc.
(a)
.................... 26,590 1,236,169
Hexcel Corp. ............................ 31,218 2,803,064
Huntington Ingalls Industries, Inc. .............. 17,820 5,491,589
Intuitive Machines, Inc. , Class A
(a)
.............. 36,854 1,615,311
Karman Holdings, Inc.
(a) (b)
................... 27,759 1,596,143
Kratos Defense & Security Solutions, Inc.
(a)
....... 71,550 4,588,502
Leonardo DRS, Inc. ....................... 70,011 3,413,736
Mercury Systems, Inc.
(a)
.................... 34,857 3,893,527
Moog, Inc. , Class A ....................... 12,650 4,553,621
Redwire Corp.
(a)
.......................... 81,572 2,004,224
V2X, Inc.
(a)
............................. 19,851 1,650,214
VSE Corp. ............................. 11,356 2,102,563
Woodward, Inc. .......................... 22,074 7,726,562
69,570,959
a
Air Freight & Logistics  —  0 .1%
GXO Logistics, Inc.
(a)
...................... 47,574 2,383,933
a
Automobile Components  —  1 .0%
BorgWarner, Inc. ......................... 93,538 6,717,899
Dana, Inc. .............................. 41,031 1,452,908
Dorman Products, Inc.
(a)
.................... 10,083 1,249,485
Garrett Motion, Inc. ....................... 85,678 2,806,811
Goodyear Tire & Rubber Co. (The)
(a)
............ 201,577 1,229,620
LCI Industries ........................... 14,984 1,633,556
Lear Corp. ............................. 28,151 4,028,971
Mobileye Global, Inc. , Class A
(a) (b)
.............. 118,111 1,221,268
QuantumScape Corp. , Class A
(a) (b)
............. 159,371 1,431,152
Visteon Corp. ........................... 18,660 2,207,291
XPEL, Inc.
(a) (b)
........................... 26,289 1,201,933
25,180,894
a
Automobiles  —  0 .2%
Harley-Davidson, Inc. ...................... 137,273 3,319,261
Lucid Group, Inc.
(a) (b)
....................... 200,700 1,314,585
Thor Industries, Inc. ....................... 15,862 1,254,367
5,888,213
a
Banks  —  5 .8%
Amalgamated Financial Corp. ................ 44,368 1,840,385
Ameris Bancorp .......................... 24,509 2,066,354
Associated Banc-Corp. ..................... 138,343 3,847,319
Atlantic Union Bankshares Corp. .............. 41,099 1,546,144
Banc of California, Inc. ..................... 89,806 1,726,071
Bancorp, Inc. (The)
(a)
...................... 26,364 1,454,238
Bank of Hawaii Corp. ...................... 21,822 1,671,565
Bank OZK ............................. 26,660 1,290,077
BankUnited, Inc. ......................... 34,850 1,616,691
Banner Corp. ........................... 42,539 2,765,035
Beacon Financial Corp. ..................... 149,618 4,352,388
Camden National Corp. .................... 74,316 3,718,029
Central Pacific Financial Corp. ................ 90,346 3,104,289
Columbia Banking System, Inc. ............... 124,768 3,698,124
Commerce Bancshares, Inc. ................. 22,536 1,176,830
Community Financial System, Inc. ............. 23,068 1,468,048
Customers Bancorp, Inc.
(a)
................... 15,763 1,184,432
Security Shares Value
a
Banks (continued)
CVB Financial Corp. ....................... 158,015 $ 3,217,185
East West Bancorp, Inc. .................... 56,959 6,979,756
Eastern Bankshares, Inc. ................... 62,820 1,239,439
Enterprise Financial Services Corp. ............ 28,251 1,712,293
First BanCorp. ........................... 148,527 3,561,677
First Busey Corp. ......................... 52,978 1,450,008
First Financial Bancorp ..................... 45,104 1,387,399
First Horizon Corp. ........................ 185,308 4,490,013
First Interstate BancSystem, Inc. , Class A ........ 74,178 2,640,737
Flagstar Bank NA ......................... 85,095 1,196,436
Fulton Financial Corp. ...................... 180,469 3,914,373
Glacier Bancorp, Inc. ...................... 87,415 4,156,583
Hancock Whitney Corp. .................... 23,967 1,632,632
Hanmi Financial Corp. ..................... 41,372 1,246,125
Horizon Bancorp, Inc. ...................... 81,982 1,520,766
Independent Bank Corp. .................... 54,667 1,876,171
Mercantile Bank Corp. ..................... 25,207 1,335,719
Old National Bancorp ...................... 183,221 4,399,136
Pathward Financial, Inc. .................... 14,380 1,182,611
Popular, Inc. ............................ 31,650 4,700,974
Provident Financial Services, Inc. .............. 62,073 1,377,400
Renasant Corp. .......................... 48,712 1,983,553
S&T Bancorp, Inc. ........................ 27,327 1,232,174
SOUTHSTATE BANK CORP. ................. 49,199 4,661,605
Texas Capital Bancshares, Inc. ............... 14,306 1,423,304
UMB Financial Corp. ...................... 30,150 3,957,489
United Bankshares, Inc. .................... 153,294 6,654,493
Valley National Bancorp .................... 278,962 3,841,307
Washington Trust Bancorp, Inc. ............... 39,255 1,278,535
Webster Financial Corp. .................... 74,894 5,446,292
Western Alliance Bancorp ................... 49,488 3,941,719
Wintrust Financial Corp. .................... 20,514 3,081,818
WSFS Financial Corp. ..................... 21,336 1,524,457
Zions Bancorp NA ........................ 97,568 6,093,122
138,863,320
a
Beverages  —  0 .6%
Brown-Forman Corp. , Class A ................ 84,686 2,263,657
Celsius Holdings, Inc.
(a) (b)
.................... 48,423 1,611,033
Coca-Cola Consolidated, Inc. ................. 9,589 1,661,390
Molson Coors Beverage Co. , Class B ........... 101,570 4,015,062
Primo Brands Corp. , Class A ................. 97,554 2,419,339
Vita Coco Co., Inc. (The)
(a)
................... 16,920 1,271,200
13,241,681
a
Biotechnology  —  4 .7%
Agios Pharmaceuticals, Inc.
(a)
................ 40,876 1,201,754
Alkermes PLC
(a)
.......................... 81,748 3,448,948
Apogee Therapeutics, Inc.
(a)
.................. 14,593 1,198,669
Arcus Biosciences, Inc.
(a)
.................... 50,208 1,272,271
Arcutis Biotherapeutics, Inc.
(a)
................ 72,816 1,562,631
Arrowhead Pharmaceuticals, Inc.
(a)
............. 43,774 3,410,432
Beam Therapeutics, Inc.
(a)
................... 43,217 1,423,136
Biohaven Ltd.
(a)
.......................... 134,505 1,480,900
BioMarin Pharmaceutical, Inc.
(a)
............... 47,033 2,694,521
Bridgebio Pharma, Inc.
(a) (b)
................... 48,973 3,244,951
CareDx, Inc.
(a)
........................... 59,261 1,352,336
Catalyst Pharmaceuticals, Inc.
(a)
............... 64,522 2,015,022
Celldex Therapeutics, Inc.
(a) (b)
................. 37,979 1,193,680
CG oncology, Inc.
(a) (b)
...................... 20,403 1,270,903
Cogent Biosciences, Inc.
(a)
................... 48,916 1,710,103
CRISPR Therapeutics AG
(a) (b)
................. 28,163 1,582,197
Cytokinetics, Inc.
(a)
........................ 61,615 4,729,567
Denali Therapeutics, Inc.
(a)
.................. 62,880 1,322,995

Schedule of Investments
(unaudited) (continued)
May 31, 2026
iShares
®
ESG Aware MSCI USA Small-Cap ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
Biotechnology (continued)
Dianthus Therapeutics, Inc.
(a)
................. 10,001 $ 930,193
Disc Medicine, Inc. , Class A
(a) (b)
............... 17,887 1,244,399
Dyne Therapeutics, Inc.
(a)
................... 71,518 1,382,443
Erasca, Inc.
(a) (b)
.......................... 111,270 1,428,707
Exelixis, Inc.
(a)
........................... 71,953 3,632,187
GRAIL, Inc.
(a)
........................... 18,662 1,337,692
Halozyme Therapeutics, Inc.
(a)
................ 41,655 2,771,724
Ideaya Biosciences, Inc.
(a) (b)
.................. 40,849 1,203,820
ImmunityBio, Inc.
(a)
........................ 145,339 1,092,949
Immunome, Inc.
(a) (b)
....................... 58,134 1,269,065
Ionis Pharmaceuticals, Inc.
(a) (b)
................ 66,308 5,072,562
KalVista Pharmaceuticals, Inc.
(a)
............... 42,430 1,140,094
Krystal Biotech, Inc.
(a)
...................... 5,194 1,605,102
Kymera Therapeutics, Inc.
(a)
.................. 18,073 1,471,504
Madrigal Pharmaceuticals, Inc.
(a)
.............. 4,833 2,403,306
MannKind Corp.
(a) (b)
....................... 381,232 1,437,245
Mineralys Therapeutics, Inc.
(a)
................ 43,689 1,376,204
Mirum Pharmaceuticals, Inc.
(a) (b)
............... 11,942 1,212,113
Moderna, Inc.
(a)
.......................... 127,934 6,037,205
MoonLake Immunotherapeutics , Class A
(a)
........ 69,328 1,329,711
Newamsterdam Pharma Co. N.V.
(a) (b)
............ 33,761 1,137,071
Oruka Therapeutics, Inc.
(a)
................... 19,978 1,169,312
Praxis Precision Medicines, Inc.
(a)
.............. 8,437 2,952,697
Protagonist Therapeutics, Inc.
(a)
............... 21,052 2,095,937
PTC Therapeutics, Inc.
(a)
.................... 18,661 1,378,115
Recursion Pharmaceuticals, Inc. , Class A
(a) (b)
...... 396,863 1,424,738
Relay Therapeutics, Inc.
(a)
................... 94,586 1,328,933
Rhythm Pharmaceuticals, Inc.
(a) (b)
.............. 14,881 1,314,290
Roivant Sciences Ltd.
(a)
..................... 136,203 4,084,728
Scholar Rock Holding Corp.
(a) (b)
............... 23,811 1,173,882
Spyre Therapeutics, Inc.
(a)
................... 24,602 1,808,247
Tango Therapeutics, Inc.
(a)
................... 46,325 1,018,224
TG Therapeutics, Inc.
(a)
..................... 39,218 1,487,931
Travere Therapeutics, Inc.
(a)
.................. 33,950 1,601,761
Twist Bioscience Corp.
(a)
.................... 23,034 1,540,284
Ultragenyx Pharmaceutical, Inc.
(a)
.............. 50,207 1,201,956
Vaxcyte, Inc.
(a)
........................... 54,074 2,779,404
Vera Therapeutics, Inc. , Class A
(a)
.............. 34,246 1,216,418
Veracyte, Inc.
(a)
.......................... 55,047 2,550,878
Viking Therapeutics, Inc.
(a) (b)
.................. 40,772 1,334,875
Viridian Therapeutics, Inc.
(a)
.................. 70,973 1,250,544
Xenon Pharmaceuticals, Inc.
(a)
................ 52,112 2,852,090
114,195,556
a
Broadline Retail  —  0 .3%
Etsy, Inc.
(a)
............................. 30,603 2,078,555
Macy's, Inc. ............................ 101,413 2,206,747
Ollie's Bargain Outlet Holdings, Inc.
(a) (b)
.......... 22,660 1,849,736
6,135,038
a
Building Products  —  1 .9%
AAON, Inc. ............................. 33,926 4,756,425
Advanced Drainage Systems, Inc. ............. 24,154 3,361,271
Armstrong World Industries, Inc. ............... 24,065 3,799,863
AZZ, Inc. .............................. 22,186 3,006,425
Builders FirstSource, Inc.
(a)
.................. 27,746 2,115,910
CSW Industrials, Inc. ...................... 4,445 1,231,132
Fortune Brands Innovations, Inc. .............. 66,822 2,602,049
Gibraltar Industries, Inc.
(a)
................... 33,273 1,286,001
Hayward Holdings, Inc.
(a)
.................... 89,026 1,256,157
Modine Manufacturing Co.
(a)
................. 20,244 5,646,254
Owens Corning .......................... 37,165 4,676,100
Resideo Technologies, Inc.
(a)
................. 99,423 3,108,957
Simpson Manufacturing Co., Inc. .............. 9,044 1,716,009
Security Shares Value
a
Building Products (continued)
Zurn Elkay Water Solutions Corp. .............. 137,554 $ 6,465,038
45,027,591
a
Capital Markets  —  2 .9%
Affiliated Managers Group, Inc. ............... 5,454 1,651,744
Artisan Partners Asset Management, Inc. , Class A ... 61,461 2,301,100
DigitalBridge Group, Inc. .................... 72,204 1,129,271
Donnelley Financial Solutions, Inc.
(a)
............ 34,464 1,367,876
Evercore, Inc. , Class A ..................... 12,856 4,382,096
FactSet Research Systems, Inc. ............... 23,975 5,885,143
Franklin Resources, Inc. .................... 112,399 3,486,617
Freedom Holding Corp. N.V.
(a) (b)
............... 7,762 1,108,569
Galaxy Digital, Inc. , Class A
(a) (b)
............... 75,623 2,236,928
Invesco Ltd. ............................ 224,137 6,378,939
Janus Henderson Group PLC ................ 151,553 7,836,806
Jefferies Financial Group, Inc. ................ 62,621 3,301,379
Lazard, Inc. , Class A ....................... 68,556 3,244,755
MarketAxess Holdings, Inc. .................. 19,316 2,511,853
Morningstar, Inc. ......................... 8,377 1,524,782
Piper Sandler Companies ................... 30,525 2,393,465
PJT Partners, Inc. , Class A .................. 18,779 2,871,309
SEI Investments Co. ....................... 27,087 2,380,406
StepStone Group, Inc. , Class A ............... 33,791 1,666,234
Stifel Financial Corp. ...................... 50,210 3,522,231
StoneX Group, Inc.
(a) (b)
..................... 20,616 2,336,824
TPG, Inc. , Class A ........................ 27,519 1,171,484
Victory Capital Holdings, Inc. , Class A ........... 26,600 2,249,030
Virtu Financial, Inc. , Class A .................. 21,541 1,080,281
WisdomTree, Inc. ......................... 89,779 1,710,290
69,729,412
a
Chemicals  —  2 .0%
Albemarle Corp. ......................... 43,877 7,740,780
Avient Corp. ............................ 40,094 1,420,129
Axalta Coating Systems Ltd.
(a)
................ 129,814 3,994,377
Balchem Corp. .......................... 14,451 2,264,905
Cabot Corp. ............................ 18,734 1,639,412
Celanese Corp. , Class A .................... 39,929 2,121,428
Chemours Co. (The) ....................... 71,387 1,581,936
Element Solutions, Inc. ..................... 68,920 2,924,276
FMC Corp. ............................. 88,713 1,211,820
Hawkins, Inc. ........................... 7,950 1,230,422
HB Fuller Co. ........................... 40,562 2,599,213
Huntsman Corp. ......................... 85,588 1,313,776
Ingevity Corp.
(a)
.......................... 17,386 1,179,119
Minerals Technologies, Inc. .................. 28,824 2,220,024
Mosaic Co. (The) ......................... 122,308 2,923,161
NewMarket Corp. ......................... 1,618 1,251,652
Perimeter Solutions, Inc.
(a)
................... 45,083 1,455,279
Sensient Technologies Corp. ................. 19,742 2,247,627
Solstice Advanced Materials, Inc. .............. 38,156 3,213,880
Stepan Co. ............................. 24,478 1,293,662
Tronox Holdings PLC ...................... 147,476 1,172,434
46,999,312
a
Commercial Services & Supplies  —  0 .6%
ABM Industries, Inc. ....................... 30,612 1,195,705
Brady Corp. , Class A , NVS .................. 13,713 1,180,415
Clean Harbors, Inc.
(a)
...................... 5,177 1,454,892
HNI Corp. .............................. 66,111 2,062,002
Interface, Inc. , Class A ..................... 47,132 1,395,107
MillerKnoll, Inc. .......................... 80,706 1,305,823
OPENLANE, Inc.
(a)
........................ 61,620 2,347,722
Pitney Bowes, Inc. ........................ 70,770 1,139,397

iShares
®
ESG Aware MSCI USA Small-Cap ETF
Schedule of Investments
(unaudited) (continued)
May 31, 2026
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Commercial Services & Supplies (continued)
Tetra Tech, Inc. .......................... 74,587 $ 2,050,397
14,131,460
a
Communications Equipment  —  0 .9%
Applied Optoelectronics, Inc.
(a)
................ 25,821 4,090,305
Calix, Inc.
(a)
............................. 29,693 1,180,297
Digi International, Inc.
(a)
..................... 19,123 1,277,416
Extreme Networks, Inc.
(a)
.................... 67,850 1,798,703
Harmonic, Inc.
(a)
.......................... 115,272 1,741,760
NETGEAR, Inc.
(a)
......................... 46,937 1,219,893
Ondas, Inc.
(a)
............................ 159,546 2,109,198
Viasat, Inc.
(a)
............................ 40,360 3,253,823
Viavi Solutions, Inc.
(a)
...................... 76,278 3,704,060
Vistance Networks, Inc.
(a)
................... 102,627 1,280,785
21,656,240
a
Construction & Engineering  —  2 .3%
AECOM ............................... 35,981 2,496,002
API Group Corp.
(a)
........................ 97,838 4,011,358
Arcosa, Inc. ............................ 31,592 4,004,286
Argan, Inc. ............................. 5,276 3,519,198
Dycom Industries, Inc.
(a)
.................... 12,048 6,144,480
Everus Construction Group, Inc.
(a)
.............. 22,287 3,315,637
Fluor Corp.
(a)
............................ 44,077 2,016,964
Granite Construction, Inc. ................... 29,391 4,021,864
IES Holdings, Inc.
(a)
....................... 3,489 2,366,763
MYR Group, Inc.
(a)
........................ 7,868 3,659,092
Primoris Services Corp. .................... 27,465 3,454,548
Sterling Infrastructure, Inc.
(a)
................. 11,828 10,182,015
Tutor Perini Corp. ........................ 18,191 1,300,475
Valmont Industries, Inc. ..................... 6,583 3,421,909
WillScot Holdings Corp. .................... 91,023 2,342,022
56,256,613
a
Construction Materials  —  0 .1%
Eagle Materials, Inc. ....................... 5,530 1,223,125
Knife River Corp.
(a) (b)
....................... 26,549 2,084,362
3,307,487
a
Consumer Finance  —  0 .7%
Ally Financial, Inc. ........................ 99,704 4,268,328
Dave, Inc. , Class A
(a)
...................... 5,025 1,419,864
Encore Capital Group, Inc.
(a)
................. 24,675 1,972,273
LendingClub Corp.
(a)
....................... 84,341 1,505,487
OneMain Holdings, Inc. , Class A ............... 63,748 3,525,902
PRA Group, Inc.
(a)
........................ 80,208 1,223,974
SLM Corp. ............................. 117,723 2,604,033
Upstart Holdings, Inc.
(a) (b)
.................... 42,589 1,439,082
17,958,943
a
Consumer Staples Distribution & Retail  —  1 .1%
Andersons, Inc. (The) ...................... 44,696 3,155,091
BJ's Wholesale Club Holdings, Inc.
(a)
............ 48,794 4,161,152
Chefs' Warehouse, Inc. (The)
(a)
............... 14,885 1,139,298
Maplebear, Inc.
(a)
......................... 31,568 1,256,406
Sprouts Farmers Market, Inc.
(a) (b)
.............. 45,859 3,788,871
U.S. Foods Holding Corp.
(a)
.................. 131,693 10,779,072
United Natural Foods, Inc.
(a)
.................. 33,377 1,713,909
25,993,799
a
Containers & Packaging  —  0 .7%
AptarGroup, Inc. ......................... 36,040 4,175,234
Crown Holdings, Inc. ...................... 55,135 5,242,236
Graphic Packaging Holding Co. ............... 118,894 1,338,747
Greif, Inc. , Class B ........................ 17,070 1,370,721
O-I Glass, Inc.
(a)
.......................... 130,126 1,138,603
Security Shares Value
a
Containers & Packaging (continued)
Sonoco Products Co. ...................... 41,605 $ 2,025,331
TriMas Corp. ............................ 30,552 1,250,493
16,541,365
a
Distributors  —  0 .3%
LKQ Corp. ............................. 174,914 4,743,668
Pool Corp. ............................. 14,349 2,602,908
7,346,576
a
Diversified Consumer Services  —  1 .1%
ADT, Inc. .............................. 574,455 3,854,593
Bright Horizons Family Solutions, Inc.
(a)
.......... 48,123 3,013,462
Coursera, Inc.
(a)
.......................... 211,458 1,139,759
Covista, Inc.
(a)
........................... 14,227 1,675,941
Duolingo, Inc. , Class A
(a) (b)
................... 13,117 1,460,709
Frontdoor, Inc.
(a)
.......................... 45,761 2,840,385
H&R Block, Inc. .......................... 40,634 1,564,003
Laureate Education, Inc. , Class A
(a)
............. 36,180 1,157,398
Liberty Live Holdings, Inc. , Class A
(a)
............ 12,491 1,203,133
Service Corp. International .................. 75,242 5,657,446
Stride, Inc.
(a)
............................ 21,751 2,009,358
Universal Technical Institute, Inc.
(a)
............. 31,925 1,194,314
26,770,501
a
Diversified REITs  —  0 .2%
Broadstone Net Lease, Inc. , Class A ............ 77,241 1,562,585
Essential Properties Realty Trust, Inc. ........... 82,234 2,514,716
4,077,301
a
Diversified Telecommunication Services  —  0 .5%
Cogent Communications Holdings, Inc. .......... 64,174 1,139,730
Globalstar, Inc.
(a)
......................... 20,984 1,767,062
Iridium Communications, Inc. ................. 45,389 2,350,242
Liberty Latin America Ltd. , Class A
(a)
............ 148,138 1,195,474
Lumen Technologies, Inc.
(a)
.................. 366,414 4,026,890
Shenandoah Telecommunications Co. ........... 70,664 1,127,091
Uniti Group, Inc.
(a)
........................ 129,285 1,450,578
13,057,067
a
Electric Utilities  —  0 .4%
Oklo, Inc. , Class A
(a)
....................... 50,247 3,360,520
TXNM Energy, Inc. ........................ 92,258 5,462,596
8,823,116
a
Electrical Equipment  —  2 .4%
Acuity, Inc. ............................. 15,904 4,852,469
American Superconductor Corp.
(a) (b)
............ 24,283 1,236,976
Amprius Technologies, Inc.
(a)
................. 73,998 1,500,679
Atkore, Inc. ............................. 15,987 1,323,884
EnerSys ............................... 7,013 1,598,754
Eos Energy Enterprises, Inc.
(a) (b)
............... 164,690 1,388,337
Fluence Energy, Inc. , Class A
(a) (b)
.............. 63,575 1,200,296
Generac Holdings, Inc.
(a)
.................... 22,329 6,205,452
Nextpower, Inc. , Class A
(a)
................... 56,676 8,864,126
NuScale Power Corp.
(a)
..................... 112,174 1,421,245
nVent Electric PLC ........................ 62,027 10,357,889
Plug Power, Inc.
(a) (b)
....................... 514,991 2,034,214
Powell Industries, Inc. ...................... 12,326 3,505,761
Regal Rexnord Corp. ...................... 15,089 3,044,357
Sensata Technologies Holding PLC ............ 63,280 3,125,399
Shoals Technologies Group, Inc. , Class A
(a)
....... 122,444 1,524,428
Sunrun, Inc.
(a)
........................... 92,497 1,546,550
Vicor Corp.
(a)
............................ 5,700 1,908,588
56,639,404
a

Schedule of Investments
(unaudited) (continued)
May 31, 2026
iShares
®
ESG Aware MSCI USA Small-Cap ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
Electronic Equipment, Instruments & Components  —  3 .5%
Advanced Energy Industries, Inc. .............. 17,643 $ 5,331,362
Arrow Electronics, Inc.
(a)
.................... 19,391 4,161,890
Avnet, Inc. ............................. 60,290 5,241,010
Badger Meter, Inc. ........................ 23,812 2,950,307
Belden, Inc. ............................ 22,728 2,388,258
Benchmark Electronics, Inc. ................. 27,506 2,323,157
Cognex Corp. ........................... 52,519 3,458,376
CTS Corp. ............................. 20,076 1,289,080
Daktronics, Inc.
(a)
......................... 59,662 1,233,810
Insight Enterprises, Inc.
(a)
................... 14,158 1,506,128
IPG Photonics Corp.
(a)
..................... 10,024 1,147,948
Itron, Inc.
(a)
............................. 28,915 2,384,909
Knowles Corp.
(a)
......................... 52,486 1,963,501
Littelfuse, Inc. ........................... 8,615 4,022,085
Mirion Technologies, Inc. , Class A
(a)
............ 100,091 1,829,664
nLight, Inc.
(a)
............................ 16,454 1,219,571
Novanta, Inc.
(a)
.......................... 20,001 3,186,759
OSI Systems, Inc.
(a)
....................... 5,479 1,187,573
Ouster, Inc.
(a)
............................ 38,225 1,760,261
Plexus Corp.
(a) (b)
.......................... 15,093 4,050,358
Ralliant Corp. ........................... 48,388 2,993,766
Rogers Corp.
(a)
.......................... 17,500 2,476,600
Sanmina Corp.
(a)
......................... 17,043 4,426,578
TD SYNNEX Corp. ........................ 27,951 7,303,037
TTM Technologies, Inc.
(a)
.................... 36,591 6,356,589
Vishay Intertechnology, Inc. .................. 30,667 1,596,217
Vontier Corp. ............................ 53,433 1,516,429
Zebra Technologies Corp. , Class A
(a)
............ 16,576 4,038,411
83,343,634
a
Energy Equipment & Services  —  1 .2%
Archrock, Inc. ........................... 78,831 2,640,050
Cactus, Inc. , Class A ...................... 25,081 1,455,701
Core Laboratories, Inc.
(b)
.................... 83,489 1,141,295
Expro Group Holdings N.V.
(a) (b)
................ 154,414 2,280,695
Innovex International, Inc.
(a)
.................. 37,182 993,131
Kodiak Gas Services, Inc. ................... 31,340 2,095,079
Liberty Energy, Inc. , Class A ................. 43,013 1,258,560
Noble Corp. PLC ......................... 20,956 974,035
NOV, Inc. .............................. 223,504 4,461,140
Oceaneering International, Inc.
(a)
.............. 30,071 1,149,614
Patterson-UTI Energy, Inc. .................. 191,273 2,144,170
Solaris Energy Infrastructure, Inc. , Class A ........ 15,659 1,088,927
Tidewater, Inc.
(a) (b)
........................ 13,696 1,006,519
Transocean Ltd.
(a) (b)
....................... 181,685 1,124,630
Valaris Ltd.
(a)
............................ 16,006 1,482,636
Weatherford International PLC ................ 35,976 3,728,553
29,024,735
a
Entertainment  —  0 .6%
Cinemark Holdings, Inc. .................... 69,516 1,946,448
IMAX Corp.
(a)
........................... 48,583 1,927,774
Lionsgate Studios Corp.
(a)
................... 115,875 1,662,806
Roku, Inc. , Class A
(a)
...................... 40,630 5,289,213
Sphere Entertainment Co. , Class A
(a) (b)
........... 8,581 1,188,297
TKO Group Holdings, Inc. , Class A ............. 13,616 2,793,731
14,808,269
a
Financial Services  —  1 .5%
Burford Capital Ltd. ....................... 265,176 1,230,417
Equitable Holdings, Inc. .................... 156,546 6,473,177
Essent Group Ltd. ........................ 32,405 1,875,925
Flywire Corp.
(a)
.......................... 74,865 1,200,835
HA Sustainable Infrastructure Capital, Inc. ........ 72,339 2,965,899
Jack Henry & Associates, Inc. ................ 25,648 3,496,335
Security Shares Value
a
Financial Services (continued)
Jackson Financial, Inc. , Class A ............... 24,683 $ 2,545,064
MGIC Investment Corp. .................... 110,459 2,785,776
NMI Holdings, Inc. , Class A
(a)
................. 48,259 1,732,498
Payoneer Global, Inc.
(a)
..................... 237,198 1,233,430
PennyMac Financial Services, Inc. ............. 15,619 1,309,965
Radian Group, Inc. ........................ 48,361 1,651,528
Voya Financial, Inc. ....................... 45,153 3,667,327
Western Union Co. (The) ................... 105,487 857,609
WEX, Inc.
(a)
............................. 18,432 2,671,903
35,697,688
a
Food Products  —  1 .2%
Cal-Maine Foods, Inc. ...................... 14,858 1,110,190
Campbell's Company (The) .................. 103,301 2,180,684
Conagra Brands, Inc. ...................... 257,778 3,423,292
Darling Ingredients, Inc.
(a)
................... 69,274 4,094,093
Flowers Foods, Inc. ....................... 158,888 1,213,904
Freshpet, Inc.
(a)
.......................... 31,041 1,601,716
Hormel Foods Corp. ....................... 152,658 3,546,245
Ingredion, Inc. ........................... 48,999 4,970,459
J M Smucker Co. (The) ..................... 41,171 4,248,847
Lamb Weston Holdings, Inc. ................. 58,477 2,525,037
28,914,467
a
Gas Utilities  —  1 .7%
Chesapeake Utilities Corp. .................. 28,276 3,486,996
National Fuel Gas Co. ..................... 58,201 4,496,027
New Jersey Resources Corp. ................. 97,840 5,405,660
Northwest Natural Holding Co. ................ 83,131 4,031,022
ONE Gas, Inc. ........................... 89,203 6,934,641
Southwest Gas Holdings, Inc. ................ 57,969 4,997,508
Spire, Inc. .............................. 61,509 5,059,731
UGI Corp. .............................. 164,777 5,754,013
40,165,598
a
Ground Transportation  —  1 .1%
ArcBest Corp. ........................... 15,467 2,114,184
Avis Budget Group, Inc.
(a) (b)
.................. 7,498 1,318,448
Knight-Swift Transportation Holdings, Inc. , Class A .. 40,341 3,050,990
Landstar System, Inc. ...................... 23,159 4,791,597
Lyft, Inc. , Class A
(a) (b)
....................... 127,278 1,795,893
RXO, Inc.
(a)
............................. 71,776 1,836,030
Ryder System, Inc. ........................ 20,603 5,168,262
Saia, Inc.
(a)
............................. 9,280 4,383,594
Schneider National, Inc. , Class B .............. 45,069 1,592,738
Werner Enterprises, Inc. .................... 32,815 1,362,151
27,413,887
a
Health Care Equipment & Supplies  —  2 .1%
Align Technology, Inc.
(a)
..................... 21,793 3,812,685
AtriCure, Inc.
(a)
.......................... 39,583 1,095,262
Avanos Medical, Inc.
(a)
..................... 46,132 1,144,074
Axogen, Inc.
(a)
........................... 26,944 1,063,749
Baxter International, Inc.
(b)
................... 149,465 2,806,953
DENTSPLY SIRONA, Inc. ................... 116,308 1,217,745
Enovis Corp.
(a)
........................... 43,787 993,089
Envista Holdings Corp.
(a)
.................... 50,503 1,189,346
Establishment Labs Holdings, Inc.
(a) (b)
........... 17,335 1,225,411
Glaukos Corp.
(a)
.......................... 29,881 3,088,201
Haemonetics Corp.
(a)
...................... 24,922 1,689,961
ICU Medical, Inc.
(a)
........................ 9,512 1,287,830
Integer Holdings Corp.
(a)
.................... 14,270 1,275,453
IRhythm Holdings, Inc.
(a)
.................... 10,260 1,168,614
Lantheus Holdings, Inc.
(a)
................... 25,659 2,547,939
LivaNova PLC
(a)
.......................... 21,719 1,602,862

iShares
®
ESG Aware MSCI USA Small-Cap ETF
Schedule of Investments
(unaudited) (continued)
May 31, 2026
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Health Care Equipment & Supplies (continued)
Masimo Corp.
(a)
.......................... 12,085 $ 2,156,568
Merit Medical Systems, Inc.
(a)
................. 44,240 2,789,774
Neogen Corp.
(a)
.......................... 136,276 1,222,396
Novocure Ltd.
(a)
.......................... 66,614 1,135,103
Omnicell, Inc.
(a)
.......................... 35,044 1,546,842
Penumbra, Inc.
(a)
......................... 12,767 4,063,736
Procept Biorobotics Corp.
(a)
.................. 43,556 1,146,829
Solventum Corp.
(a)
........................ 36,830 2,760,408
STAAR Surgical Co.
(a)
...................... 34,928 1,043,998
Teleflex, Inc. ............................ 19,211 2,471,303
TransMedics Group, Inc.
(a) (b)
.................. 17,182 1,154,630
UFP Technologies, Inc.
(a)
.................... 5,230 1,151,123
49,851,884
a
Health Care Providers & Services  —  2 .5%
Acadia Healthcare Co., Inc.
(a) (b)
................ 45,537 1,056,458
Addus HomeCare Corp.
(a)
................... 12,358 1,132,981
Alignment Healthcare, Inc.
(a)
................. 72,072 1,104,143
AMN Healthcare Services, Inc.
(a)
............... 42,053 1,218,275
Astrana Health, Inc.
(a)
...................... 28,881 1,086,503
BrightSpring Health Services, Inc.
(a)
............ 48,092 2,966,315
Brookdale Senior Living, Inc.
(a) (b)
............... 98,165 1,263,384
Castle Biosciences, Inc.
(a)
................... 59,330 1,250,676
Chemed Corp. ........................... 4,051 1,727,387
CorVel Corp.
(a)
........................... 26,292 1,623,531
DaVita, Inc.
(a)
............................ 13,547 2,632,995
Encompass Health Corp. ................... 48,888 5,174,795
Ensign Group, Inc. (The) .................... 22,371 3,750,498
Fulgent Genetics, Inc.
(a)
.................... 11,176 202,733
Guardant Health, Inc.
(a)
..................... 47,076 6,105,286
HealthEquity, Inc.
(a)
........................ 28,407 2,499,532
Henry Schein, Inc.
(a) (b)
...................... 49,572 3,796,224
Hims & Hers Health, Inc.
(a) (b)
.................. 77,409 2,024,245
Hinge Health, Inc. , Class A
(a)
................. 20,874 1,173,328
Molina Healthcare, Inc.
(a)
.................... 20,193 3,505,505
NeoGenomics, Inc.
(a)
...................... 135,114 1,421,399
Option Care Health, Inc.
(a)
................... 107,426 2,241,981
Pediatrix Medical Group, Inc.
(a)
................ 53,037 1,142,417
Pennant Group, Inc. (The)
(a)
.................. 41,970 1,437,473
Privia Health Group, Inc.
(a)
................... 107,602 2,314,519
Progyny, Inc.
(a)
........................... 46,314 1,183,786
RadNet, Inc.
(a) (b)
.......................... 24,219 1,344,881
Tenet Healthcare Corp.
(a)
.................... 24,613 4,315,151
60,696,401
a
Health Care REITs  —  1 .0%
Alexandria Real Estate Equities, Inc. ............ 49,683 2,468,251
American Healthcare REIT, Inc. ............... 42,891 2,096,941
CareTrust REIT, Inc. ....................... 92,214 3,764,176
Healthpeak Properties, Inc. .................. 335,499 6,424,806
Medical Properties Trust, Inc. ................. 226,790 1,158,897
Omega Healthcare Investors, Inc. .............. 108,224 5,060,554
Sabra Health Care REIT, Inc. ................. 138,155 2,747,903
23,721,528
a
Health Care Technology  —  0 .2%
Doximity, Inc. , Class A
(a)
.................... 59,455 1,272,337
Schrodinger, Inc.
(a)
........................ 95,179 1,446,721
Waystar Holding Corp.
(a)
.................... 59,064 1,175,964
3,895,022
a
Hotel & Resort REITs  —  0 .5%
Host Hotels & Resorts, Inc. .................. 241,165 5,541,972
Park Hotels & Resorts, Inc. .................. 106,775 1,295,181
Ryman Hospitality Properties, Inc. ............. 34,634 3,987,412
Security Shares Value
a
Hotel & Resort REITs (continued)
Xenia Hotels & Resorts, Inc. ................. 79,635 $ 1,383,260
12,207,825
a
Hotels, Restaurants & Leisure  —  2 .5%
Aramark ............................... 80,498 4,296,983
Boyd Gaming Corp. ....................... 15,499 1,281,457
Brinker International, Inc.
(a)
.................. 20,431 2,908,966
Caesars Entertainment, Inc.
(a)
................ 84,832 2,464,370
Cava Group, Inc.
(a)
........................ 26,884 2,087,811
Choice Hotels International, Inc.
(b)
.............. 21,109 2,298,348
Churchill Downs, Inc. ...................... 16,214 1,414,023
DraftKings, Inc. , Class A
(a)
................... 138,566 3,393,481
Dutch Bros, Inc. , Class A
(a) (b)
................. 30,062 1,743,596
Global Business Travel Group I , Class C
(a)
........ 241,081 2,251,696
Hilton Grand Vacations, Inc.
(a)
................ 51,838 2,696,613
Life Time Group Holdings, Inc.
(a)
............... 65,097 2,153,409
Marriott Vacations Worldwide Corp. ............. 19,192 1,629,017
MGM Resorts International
(a)
................. 59,470 2,597,055
Norwegian Cruise Line Holdings Ltd.
(a)
........... 179,981 3,300,852
Penn Entertainment, Inc.
(a)
................... 94,480 1,779,058
Planet Fitness, Inc. , Class A
(a)
................ 61,710 3,302,102
Pursuit Attractions and Hospitality, Inc.
(a)
......... 36,725 1,644,178
Shake Shack, Inc. , Class A
(a)
................. 17,896 1,150,892
Six Flags Entertainment Corp.
(a)
............... 58,642 1,232,068
Target Hospitality Corp.
(a)
................... 63,211 1,097,343
Texas Roadhouse, Inc. , Class A ............... 6,710 1,211,960
Travel + Leisure Co. ....................... 53,845 3,661,460
United Parks & Resorts, Inc.
(a) (b)
............... 33,416 1,340,984
Wendy's Co. (The) ........................ 164,846 1,269,314
Wingstop, Inc. ........................... 9,833 1,543,388
Wyndham Hotels & Resorts, Inc. .............. 27,064 2,172,157
Wynn Resorts Ltd. ........................ 21,776 2,204,167
60,126,748
a
Household Durables  —  1 .2%
Beazer Homes USA, Inc.
(a)
.................. 52,084 1,322,413
Cavco Industries, Inc.
(a)
..................... 2,433 1,305,353
Champion Homes, Inc.
(a)
.................... 17,371 1,279,027
Installed Building Products, Inc. ............... 9,233 1,938,745
KB Home .............................. 34,111 1,666,663
M/I Homes, Inc.
(a)
......................... 9,482 1,248,021
Meritage Homes Corp. ..................... 31,740 2,070,718
Newell Brands, Inc. ....................... 318,690 1,083,546
Somnigroup International, Inc. ................ 56,436 3,996,233
Sonos, Inc.
(a)
............................ 77,041 1,215,707
Taylor Morrison Home Corp. , Class A
(a)
.......... 37,643 2,202,116
Toll Brothers, Inc. ......................... 23,828 3,301,131
TopBuild Corp.
(a)
......................... 11,902 4,968,847
Whirlpool Corp.
(b)
......................... 35,469 1,540,064
29,138,584
a
Household Products  —  0 .1%
WD-40 Co. ............................. 7,363 1,472,379
a
Independent Power and Renewable Electricity Producers  —  0 .3%
Clearway Energy, Inc. , Class C ............... 83,173 3,423,400
Ormat Technologies, Inc. .................... 33,677 4,621,495
8,044,895
a
Industrial REITs  —  0 .7%
Americold Realty Trust, Inc. .................. 186,807 2,931,002
EastGroup Properties, Inc. .................. 19,096 3,855,673
LXP Industrial Trust ....................... 61,310 3,166,048
Rexford Industrial Realty, Inc. ................ 150,665 5,344,088

Schedule of Investments
(unaudited) (continued)
May 31, 2026
iShares
®
ESG Aware MSCI USA Small-Cap ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
Industrial REITs (continued)
Terreno Realty Corp. ...................... 33,657 $ 2,210,928
17,507,739
a
Insurance  —  2 .7%
American Financial Group, Inc. ............... 24,721 3,208,786
Assurant, Inc. ........................... 43,008 10,703,401
Axis Capital Holdings Ltd. ................... 49,215 4,671,980
Baldwin Insurance Group, Inc. (The) , Class A
(a) (b)
.... 57,013 1,107,192
Brighthouse Financial, Inc.
(a)
................. 18,374 1,149,294
CNO Financial Group, Inc. ................... 93,215 4,285,093
First American Financial Corp. ................ 25,218 1,670,188
Globe Life, Inc. .......................... 16,866 2,584,546
Hanover Insurance Group, Inc. (The) ........... 7,122 1,326,116
Kinsale Capital Group, Inc. .................. 8,745 2,665,214
Lemonade, Inc.
(a) (b)
........................ 21,103 1,223,974
Old Republic International Corp. ............... 34,357 1,279,111
Oscar Health, Inc. , Class A
(a)
................. 81,295 1,807,188
Palomar Holdings, Inc.
(a)
.................... 16,691 1,786,605
Primerica, Inc. ........................... 7,172 1,936,225
Reinsurance Group of America, Inc. ............ 27,412 5,502,685
RenaissanceRe Holdings Ltd. ................ 16,666 4,672,313
RLI Corp. .............................. 30,101 1,506,254
Ryan Specialty Holdings, Inc. , Class A ........... 32,155 1,024,137
Selective Insurance Group, Inc. ............... 34,321 2,970,139
Stewart Information Services Corp. ............. 30,740 1,997,485
Unum Group ............................ 81,729 6,802,305
65,880,231
a
Interactive Media & Services  —  0 .4%
Match Group, Inc. ........................ 41,499 1,499,359
Pinterest, Inc. , Class A
(a)
.................... 130,936 2,625,267
Snap, Inc. , Class A , NVS
(a)
.................. 378,241 2,159,756
Yelp, Inc. , Class A
(a)
....................... 61,658 1,405,803
Ziff Davis, Inc.
(a) (b)
......................... 37,734 1,700,671
ZoomInfo Technologies, Inc. , Class A
(a)
.......... 304,200 1,012,986
10,403,842
a
IT Services  —  1 .4%
Akamai Technologies, Inc.
(a)
.................. 64,559 9,654,153
Applied Digital Corp.
(a)
..................... 94,261 4,456,660
DigitalOcean Holdings, Inc.
(a)
................. 27,670 4,315,137
EPAM Systems, Inc.
(a) (b)
.................... 13,711 1,404,829
Fastly, Inc. , Class A
(a)
...................... 71,243 1,265,632
Gartner, Inc.
(a)
........................... 32,244 5,229,977
GoDaddy, Inc. , Class A
(a)
.................... 57,610 4,944,666
Kyndryl Holdings, Inc.
(a) (b)
................... 106,439 1,327,294
32,598,348
a
Leisure Products  —  0 .5%
Brunswick Corp. ......................... 16,334 1,368,136
Callaway Golf Co.
(a)
....................... 76,523 1,178,454
Hasbro, Inc. ............................ 47,372 4,082,045
Mattel, Inc.
(a)
............................ 75,605 1,129,539
Polaris, Inc. ............................. 18,864 1,331,232
YETI Holdings, Inc.
(a) (b)
..................... 63,850 3,062,885
12,152,291
a
Life Sciences Tools & Services  —  1 .4%
10X Genomics, Inc. , Class A
(a)
................ 51,186 1,448,820
Adaptive Biotechnologies Corp.
(a)
.............. 87,897 1,331,639
Avantor, Inc.
(a) (b)
.......................... 315,977 2,881,710
Azenta, Inc.
(a)
........................... 64,260 1,470,269
Bio-Rad Laboratories, Inc. , Class A
(a) (b)
.......... 4,022 1,256,794
Bio-Techne Corp. ......................... 65,741 3,397,495
Bruker Corp. ............................ 39,669 2,336,107
Charles River Laboratories International, Inc.
(a)
..... 21,160 3,823,824
Security Shares Value
a
Life Sciences Tools & Services (continued)
Medpace Holdings, Inc.
(a)
................... 8,588 $ 3,839,781
Repligen Corp.
(a)
......................... 23,482 2,910,594
Revvity, Inc. ............................ 56,016 5,856,473
Sotera Health Co.
(a)
....................... 103,425 1,617,567
Tempus AI, Inc. , Class A
(a) (b)
.................. 41,214 2,080,071
34,251,144
a
Machinery  —  4 .3%
Aebi Schmidt Holding AG
(b)
.................. 99,818 1,245,729
AGCO Corp. ............................ 22,685 2,547,072
Alamo Group, Inc. ........................ 12,897 1,943,707
Allison Transmission Holdings, Inc. ............. 36,698 4,166,324
Astec Industries, Inc. ...................... 24,524 1,235,029
Atmus Filtration Technologies, Inc. ............. 33,598 1,571,714
CECO Environmental Corp.
(a) (b)
............... 16,186 1,209,904
Chart Industries, Inc.
(a)
..................... 15,898 3,303,922
Crane Co. .............................. 20,780 3,802,740
Donaldson Co., Inc. ....................... 51,235 4,194,609
Douglas Dynamics, Inc. .................... 35,039 1,560,987
Energy Recovery, Inc.
(a)
.................... 182,427 1,490,429
Enerpac Tool Group Corp. , Class A ............. 52,645 1,763,081
Enpro, Inc. ............................. 9,318 2,860,533
ESCO Technologies, Inc. ................... 12,528 3,656,923
Federal Signal Corp. ...................... 21,068 2,247,956
Flowserve Corp. ......................... 56,903 4,296,746
Franklin Electric Co., Inc. ................... 20,471 2,013,937
Gates Industrial Corp. PLC
(a)
................. 136,118 3,528,179
Greenbrier Companies, Inc. (The) .............. 24,502 1,154,289
ITT, Inc. ............................... 35,389 6,900,855
JBT Marel Corp. ......................... 19,166 2,575,719
Kennametal, Inc. ......................... 38,998 1,279,134
Lincoln Electric Holdings, Inc. ................ 18,392 4,754,148
Lindsay Corp. ........................... 10,490 1,146,452
Middleby Corp. (The)
(a)
..................... 9,392 1,455,854
Mueller Industries, Inc. ..................... 10,179 1,309,019
Mueller Water Products, Inc. , Class A ........... 159,557 4,022,432
Oshkosh Corp. .......................... 37,509 4,876,170
Proto Labs, Inc.
(a)
......................... 16,309 1,235,570
SPX Technologies, Inc.
(a)
.................... 21,075 4,566,110
Stanley Black & Decker, Inc. ................. 51,515 4,091,321
Symbotic, Inc. , Class A
(a)
.................... 24,401 1,132,816
Terex Corp. ............................. 56,037 3,260,233
Toro Co. (The) ........................... 24,191 2,174,287
Trinity Industries, Inc. ...................... 72,742 2,359,750
Watts Water Technologies, Inc. , Class A .......... 18,481 5,710,259
102,643,939
a
Marine Transportation  —  0 .0%
Matson, Inc. ............................ 6,346 1,150,530
a
Media  —  0 .8%
Clear Channel Outdoor Holdings, Inc. , Class A
(a)
.... 476,156 1,147,536
DoubleVerify Holdings, Inc.
(a)
................. 182,231 1,767,640
Liberty Broadband Corp. , Class A
(a)
............. 31,667 1,069,711
Liberty Broadband Corp. , Class C , NVS
(a)
........ 36,492 1,231,970
Magnite, Inc.
(a)
........................... 86,281 1,236,407
New York Times Co. (The) , Class A ............. 53,356 4,012,905
Nexstar Media Group, Inc. , Class A ............. 9,046 1,614,078
Paramount Skydance Corp. , Class B , NVS
(b)
...... 126,279 1,339,820
Sirius XM Holdings, Inc. .................... 64,367 1,900,114
Trade Desk, Inc. (The) , Class A
(a)
.............. 114,557 2,469,849
Versant Media Group, Inc. ................... 46,658 2,012,826
19,802,856
a

iShares
®
ESG Aware MSCI USA Small-Cap ETF
Schedule of Investments
(unaudited) (continued)
May 31, 2026
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Metals & Mining  —  1 .9%
Alcoa Corp. ............................. 100,007 $ 7,764,544
Century Aluminum Co.
(a)
.................... 23,020 1,518,629
Cleveland-Cliffs, Inc.
(a)
..................... 204,433 2,780,289
Commercial Metals Co. ..................... 63,765 4,849,328
Compass Minerals International, Inc.
(a)
........... 40,341 1,287,685
Constellium SE , Class A
(a)
................... 89,427 3,063,769
Hecla Mining Co. ......................... 261,402 4,645,114
Kaiser Aluminum Corp. ..................... 8,468 1,541,515
Materion Corp. .......................... 10,356 2,278,734
Metallus, Inc.
(a)
.......................... 65,636 1,289,747
MP Materials Corp.
(a) (b)
..................... 51,786 3,350,554
Perpetua Resources Corp.
(a) (b)
................ 46,310 1,253,612
Royal Gold, Inc. .......................... 35,015 7,860,167
USA Rare Earth, Inc. , Class A
(a)
............... 56,647 1,586,682
Warrior Met Coal, Inc. ...................... 18,737 1,771,396
46,841,765
a
Mortgage REITs  —  0 .4%
AGNC Investment Corp. .................... 518,826 5,400,978
Blackstone Mortgage Trust, Inc. , Class A ......... 63,989 1,169,719
Franklin BSP Realty Trust, Inc. ................ 171,318 1,485,327
Starwood Property Trust, Inc. ................. 61,885 1,056,996
9,113,020
a
Multi-Utilities  —  0 .3%
Avista Corp. ............................ 135,994 5,639,671
Unitil Corp. ............................. 22,621 1,131,729
6,771,400
a
Office REITs  —  0 .8%
BXP, Inc. .............................. 76,668 4,600,847
COPT Defense Properties ................... 118,614 3,802,765
Cousins Properties, Inc. .................... 56,384 1,511,655
Easterly Government Properties, Inc. , Class A ..... 71,840 1,722,723
Empire State Realty Trust, Inc. , Class A .......... 256,162 1,467,808
Highwoods Properties, Inc. .................. 60,176 1,570,593
JBG SMITH Properties ..................... 79,567 1,167,248
Kilroy Realty Corp. ........................ 48,089 1,648,010
Piedmont Realty Trust, Inc. , Class A
(a)
........... 152,286 1,265,497
SL Green Realty Corp. ..................... 33,652 1,527,801
20,284,947
a
Oil, Gas & Consumable Fuels  —  3 .4%
Antero Midstream Corp. .................... 132,705 2,781,497
Antero Resources Corp.
(a)
................... 143,719 5,137,954
APA Corp. ............................. 134,669 4,905,992
BKV Corp.
(a) (b)
........................... 39,087 1,037,369
California Resources Corp. .................. 47,681 2,827,006
Centrus Energy Corp. , Class A
(a) (b)
............. 6,725 1,227,111
Chord Energy Corp. ....................... 8,057 1,062,477
CNX Resources Corp.
(a)
.................... 89,084 3,001,240
Delek U.S. Holdings, Inc. ................... 25,049 1,114,931
Diversified Energy Co. ..................... 68,326 994,143
DT Midstream, Inc. ........................ 44,284 6,198,874
Excelerate Energy, Inc. , Class A ............... 38,746 1,276,293
Green Plains, Inc.
(a)
....................... 70,275 1,101,209
Hess Midstream LP , Class A ................. 72,027 2,701,013
HF Sinclair Corp. ......................... 58,405 4,081,925
Kinetik Holdings, Inc. , Class A ................ 37,250 1,711,638
Kosmos Energy Ltd.
(a) (b)
..................... 405,241 1,134,675
Murphy Oil Corp. ......................... 96,227 3,482,455
NextDecade Corp.
(a)
....................... 125,541 993,029
Ovintiv, Inc. ............................. 169,744 9,512,454
Par Pacific Holdings, Inc.
(a)
.................. 21,381 1,200,757
PBF Energy, Inc. , Class A ................... 26,790 1,090,353
Security Shares Value
a
Oil, Gas & Consumable Fuels (continued)
Permian Resources Corp. , Class A ............. 174,477 $ 3,355,193
Plains GP Holdings LP , Class A
(a)
.............. 45,421 1,106,001
Range Resources Corp. .................... 119,157 4,641,165
SM Energy Co. .......................... 88,102 2,705,612
Sunococorp LLC ......................... 38,295 2,502,195
Talos Energy, Inc.
(a)
....................... 105,370 1,545,778
Uranium Energy Corp.
(a) (b)
................... 207,444 2,856,504
Viper Energy, Inc. , Class A .................. 69,113 3,144,642
World Kinect Corp. ........................ 60,927 1,755,307
82,186,792
a
Paper & Forest Products  —  0 .1%
Louisiana-Pacific Corp. ..................... 23,727 1,812,268
a
Passenger Airlines  —  0 .1%
Alaska Air Group, Inc.
(a) (b)
................... 46,334 2,132,291
Joby Aviation, Inc.
(a) (b)
...................... 112,485 1,338,571
3,470,862
a
Personal Care Products  —  0 .2%
Coty, Inc. , Class A
(a)
....................... 580,746 1,236,989
Edgewell Personal Care Co. ................. 71,122 1,246,057
elf Beauty, Inc.
(a)
......................... 21,435 1,200,360
3,683,406
a
Pharmaceuticals  —  1 .6%
Alumis, Inc.
(a)
........................... 39,851 860,782
Amylyx Pharmaceuticals, Inc.
(a)
............... 89,882 1,289,807
Axsome Therapeutics, Inc.
(a)
................. 12,522 2,936,159
Corcept Therapeutics, Inc.
(a)
................. 29,735 2,066,285
Crinetics Pharmaceuticals, Inc.
(a) (b)
............. 47,164 1,676,680
Definium Therapeutics, Inc.
(a)
................. 63,028 1,524,647
Edgewise Therapeutics, Inc.
(a)
................ 36,387 1,242,980
Elanco Animal Health, Inc.
(a)
.................. 248,972 5,937,982
Enliven Therapeutics, Inc.
(a)
.................. 28,476 1,126,795
Indivior Pharmaceuticals, Inc.
(a) (b)
.............. 38,124 1,373,227
Jazz Pharmaceuticals PLC
(a)
................. 21,817 5,159,502
Liquidia Corp.
(a)
.......................... 26,268 1,624,939
Nuvation Bio, Inc.
(a)
....................... 267,971 1,280,901
Organon & Co. .......................... 85,029 1,134,287
Phibro Animal Health Corp. , Class A ............ 33,733 1,038,639
Tarsus Pharmaceuticals, Inc.
(a)
................ 18,652 1,107,929
Trevi Therapeutics, Inc.
(a)
................... 86,514 1,223,308
Viatris, Inc. ............................. 386,489 6,284,311
38,889,160
a
Professional Services  —  2 .1%
Amentum Holdings, Inc.
(a)
................... 50,057 1,162,824
Booz Allen Hamilton Holding Corp. , Class A ....... 40,861 3,235,374
CACI International, Inc. , Class A
(a)
............. 8,841 4,539,942
CBIZ, Inc.
(a)
............................. 36,769 1,220,731
ExlService Holdings, Inc.
(a)
.................. 88,027 2,555,424
First Advantage Corp.
(a) (b)
................... 90,075 1,441,200
FTI Consulting, Inc.
(a)
...................... 19,396 2,971,079
Genpact Ltd. ............................ 84,543 2,785,692
ICF International, Inc. ...................... 17,266 1,188,591
Innodata, Inc.
(a)
.......................... 13,075 1,372,614
KBR, Inc. .............................. 111,611 3,900,805
Korn Ferry ............................. 20,597 1,441,378
Parsons Corp.
(a)
.......................... 24,541 1,450,373
Paycom Software, Inc. ..................... 19,217 2,684,038
Paylocity Holding Corp.
(a)
................... 24,587 2,825,784
Planet Labs PBC , Class A
(a)
.................. 94,967 4,856,612
Robert Half, Inc. ......................... 71,553 2,106,520
Science Applications International Corp. ......... 12,822 1,336,052
TIC Solutions, Inc.
(a) (b)
...................... 132,828 1,085,205

Schedule of Investments
(unaudited) (continued)
May 31, 2026
iShares
®
ESG Aware MSCI USA Small-Cap ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
Professional Services (continued)
TriNet Group, Inc. ........................ 26,711 $ 1,220,159
UL Solutions, Inc. , Class A ................... 28,380 2,823,810
Upwork, Inc.
(a)
........................... 134,901 1,189,827
Willdan Group, Inc.
(a)
...................... 12,848 1,167,112
50,561,146
a
Real Estate Management & Development  —  0 .7%
Compass, Inc. , Class A
(a)
.................... 236,850 1,949,276
Cushman & Wakefield Ltd.
(a)
................. 128,336 1,596,500
Howard Hughes Holdings, Inc.
(a)
............... 37,780 2,393,363
Jones Lang LaSalle, Inc.
(a)
................... 23,688 6,687,359
Kennedy-Wilson Holdings, Inc. ................ 103,948 1,144,467
Opendoor Technologies, Inc. , Class A
(a) (b)
......... 302,289 1,523,537
Zillow Group, Inc. , Class C , NVS
(a)
............. 43,916 1,537,060
16,831,562
a
Residential REITs  —  0 .3%
American Homes 4 Rent , Class A .............. 64,426 2,066,786
Camden Property Trust ..................... 18,875 2,011,320
Equity LifeStyle Properties, Inc. ............... 32,890 2,031,615
6,109,721
a
Retail REITs  —  1 .4%
Acadia Realty Trust ....................... 67,436 1,484,941
Agree Realty Corp. ....................... 32,751 2,428,487
Brixmor Property Group, Inc. ................. 234,544 7,167,665
Federal Realty Investment Trust ............... 51,840 6,201,619
Kite Realty Group Trust ..................... 162,200 4,447,524
Macerich Co. (The) ....................... 153,818 3,463,981
NETSTREIT Corp. ........................ 125,665 2,545,973
Phillips Edison & Co., Inc. ................... 114,575 4,600,186
Whitestone REIT , Class B ................... 88,774 1,693,808
34,034,184
a
Semiconductors & Semiconductor Equipment  —  4 .4%
ACM Research, Inc. , Class A
(a)
................ 17,283 1,496,016
Aehr Test Systems
(a)
....................... 14,091 1,301,022
Allegro MicroSystems, Inc.
(a) (b)
................ 40,556 1,941,416
Ambarella, Inc.
(a)
......................... 17,401 1,256,004
Amkor Technology, Inc. ..................... 36,905 2,567,112
Axcelis Technologies, Inc.
(a)
.................. 7,993 1,202,227
AXT, Inc.
(a)
............................. 17,196 1,773,939
Cirrus Logic, Inc.
(a)
........................ 25,042 4,255,888
Diodes, Inc.
(a)
........................... 12,215 1,286,484
Enphase Energy, Inc.
(a)
..................... 55,629 3,802,798
FormFactor, Inc.
(a)
........................ 24,215 3,016,947
Ichor Holdings Ltd.
(a)
....................... 23,063 1,649,466
Impinj, Inc.
(a)
............................ 8,940 1,349,940
Kulicke & Soffa Industries, Inc. ................ 36,732 3,742,623
Lattice Semiconductor Corp.
(a)
................ 51,926 7,637,276
MACOM Technology Solutions Holdings, Inc.
(a)
..... 24,398 8,896,487
MaxLinear, Inc. , Class A
(a)
................... 29,228 2,716,158
MKS, Inc. .............................. 20,519 6,653,491
Navitas Semiconductor Corp. , Class A
(a)
......... 75,666 2,012,716
Onto Innovation, Inc.
(a)
..................... 22,746 5,873,927
PDF Solutions, Inc.
(a)
...................... 36,417 1,778,242
Penguin Solutions, Inc.
(a)
.................... 24,797 1,384,417
Power Integrations, Inc. .................... 27,290 2,292,360
Qorvo, Inc.
(a)
............................ 31,794 3,292,587
Rambus, Inc.
(a)
.......................... 44,160 6,423,514
Rigetti Computing, Inc.
(a)
.................... 114,530 2,925,096
Semtech Corp.
(a)
......................... 32,474 4,953,584
Silicon Laboratories, Inc.
(a)
................... 15,744 3,425,894
SiTime Corp.
(a)
........................... 7,538 5,353,488
Skyworks Solutions, Inc. .................... 47,913 3,730,027
Security Shares Value
a
Semiconductors & Semiconductor Equipment (continued)
SolarEdge Technologies, Inc.
(a) (b)
.............. 28,011 $ 2,138,640
Universal Display Corp. .................... 12,948 1,192,770
Veeco Instruments, Inc.
(a) (b)
.................. 46,032 2,653,284
105,975,840
a
Software  —  5 .5%
ACI Worldwide, Inc.
(a)
...................... 93,741 4,093,669
Adeia, Inc. ............................. 64,560 1,725,043
Agilysys, Inc.
(a)
.......................... 14,390 1,245,598
Appfolio, Inc. , Class A
(a) (b)
................... 9,157 1,475,834
Aurora Innovation, Inc. , Class A
(a) (b)
............. 456,275 3,349,058
Bentley Systems, Inc. , Class B ................ 80,221 2,618,413
BILL Holdings, Inc.
(a)
....................... 30,498 1,129,036
BlackLine, Inc.
(a)
......................... 38,314 1,126,432
Box, Inc. , Class A
(a)
....................... 87,389 2,356,007
Braze, Inc. , Class A
(a)
...................... 52,585 1,347,754
CCC Intelligent Solutions Holdings, Inc.
(a) (b)
........ 248,704 1,168,909
Cipher Digital, Inc.
(a) (b)
...................... 107,207 2,535,446
Cleanspark, Inc.
(a) (b)
....................... 86,016 1,573,233
Clear Secure, Inc. , Class A .................. 28,855 1,600,010
Clearwater Analytics Holdings, Inc. , Class A
(a)
...... 104,748 2,549,566
Commvault Systems, Inc.
(a)
.................. 26,651 3,164,806
Core Scientific, Inc.
(a)
...................... 78,162 2,098,650
Docusign, Inc. , Class A
(a)
.................... 90,237 4,739,247
Dolby Laboratories, Inc. , Class A .............. 21,994 1,227,485
D-Wave Quantum, Inc.
(a) (b)
................... 132,416 3,991,018
Dynatrace, Inc.
(a)
......................... 141,877 6,042,541
Elastic N.V.
(a)
............................ 42,680 2,761,396
Gitlab, Inc. , Class A
(a)
...................... 61,974 1,924,293
Guidewire Software, Inc.
(a)
................... 36,997 5,648,332
HubSpot, Inc.
(a)
.......................... 22,852 5,041,837
Hut 8 Corp.
(a) (b)
.......................... 38,540 4,810,948
Intapp, Inc.
(a)
............................ 55,934 1,291,516
InterDigital, Inc. .......................... 14,231 3,587,493
JFrog Ltd.
(a)
............................. 41,844 3,325,761
Klaviyo, Inc. , Class A
(a)
..................... 78,040 1,236,154
Life360, Inc.
(a) (b)
.......................... 29,279 1,244,065
Manhattan Associates, Inc.
(a)
................. 25,479 3,823,124
MARA Holdings, Inc.
(a) (b)
.................... 106,157 1,526,538
NCR Voyix Corp.
(a) (b)
....................... 178,788 1,285,486
NextNav, Inc.
(a)
.......................... 49,780 1,026,464
Nutanix, Inc. , Class A
(a)
..................... 109,733 5,713,797
PAR Technology Corp.
(a)
.................... 76,214 1,176,744
Pegasystems, Inc. ........................ 44,906 1,604,491
Procore Technologies, Inc.
(a)
................. 54,252 2,684,931
Progress Software Corp.
(a)
................... 55,059 1,807,587
Q2 Holdings, Inc.
(a)
........................ 29,930 1,417,185
RingCentral, Inc. , Class A ................... 40,193 1,740,759
Riot Platforms, Inc.
(a)
...................... 102,277 2,772,729
Rubrik, Inc. , Class A
(a)
...................... 49,861 3,920,570
SentinelOne, Inc. , Class A
(a)
.................. 65,027 1,076,197
ServiceTitan, Inc. , Class A
(a)
.................. 18,216 1,318,110
SoundHound AI, Inc. , Class A
(a) (b)
.............. 137,139 1,234,251
SPS Commerce, Inc.
(a)
..................... 25,714 1,459,270
Tenable Holdings, Inc.
(a)
.................... 45,834 1,293,894
Teradata Corp.
(a)
......................... 55,654 1,895,019
Terawulf, Inc.
(a)
.......................... 131,562 3,362,725
UiPath, Inc. , Class A
(a) (b)
.................... 176,246 2,065,603
Unity Software, Inc.
(a)
...................... 116,059 3,536,318
Varonis Systems, Inc. , Class B
(a)
............... 39,001 1,331,884
Workiva, Inc. , Class A
(a)
..................... 41,585 2,070,101
133,173,327
a

iShares
®
ESG Aware MSCI USA Small-Cap ETF
Schedule of Investments
(unaudited) (continued)
May 31, 2026
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Specialized REITs  —  0 .5%
CubeSmart ............................. 66,773 $ 2,670,920
EPR Properties .......................... 25,953 1,480,619
Outfront Media, Inc. ....................... 124,523 4,014,621
Rayonier, Inc. ........................... 199,835 4,174,553
12,340,713
a
Specialty Retail  —  2 .3%
Abercrombie & Fitch Co. , Class A
(a)
............. 17,749 1,370,578
Advance Auto Parts, Inc. .................... 26,341 1,586,782
American Eagle Outfitters, Inc. ................ 74,350 1,174,730
Asbury Automotive Group, Inc.
(a)
............... 6,601 1,239,074
AutoNation, Inc.
(a)
......................... 13,666 2,565,381
Bath & Body Works, Inc. .................... 105,754 2,117,195
Boot Barn Holdings, Inc.
(a)
................... 8,963 1,522,545
CarMax, Inc.
(a)
........................... 64,282 2,868,263
Chewy, Inc. , Class A
(a)
..................... 58,313 1,314,375
Five Below, Inc.
(a)
......................... 22,348 5,081,041
Floor & Decor Holdings, Inc. , Class A
(a) (b)
......... 38,157 1,961,270
GameStop Corp. , Class A
(a) (b)
................. 140,660 2,979,179
Gap, Inc. (The) .......................... 99,115 2,096,282
Group 1 Automotive, Inc. .................... 6,666 2,108,722
Lithia Motors, Inc. , Class A .................. 13,514 3,931,087
MarineMax, Inc.
(a)
......................... 43,684 1,504,477
Murphy USA, Inc. ........................ 8,157 4,127,687
National Vision Holdings, Inc.
(a)
............... 73,625 1,233,219
RealReal, Inc. (The)
(a)
...................... 127,635 1,230,401
Sally Beauty Holdings, Inc.
(a)
................. 95,723 1,271,201
Signet Jewelers Ltd. ....................... 19,751 1,726,040
Urban Outfitters, Inc.
(a)
..................... 18,227 1,324,192
Valvoline, Inc.
(a)
.......................... 82,476 2,783,565
Victoria's Secret & Co.
(a)
.................... 33,558 1,845,690
Warby Parker, Inc. , Class A
(a) (b)
................ 44,571 1,092,881
Wayfair, Inc. , Class A
(a) (b)
.................... 30,998 2,239,915
Winmark Corp. .......................... 3,189 1,207,260
55,503,032
a
Technology Hardware, Storage & Peripherals  —  3 .8%
Diebold Nixdorf, Inc.
(a) (b)
..................... 17,056 1,383,924
GPGI, Inc. , Class A
(b)
...................... 100,459 1,221,581
Sandisk Corp.
(a)
.......................... 51,897 87,964,377
90,569,882
a
Textiles, Apparel & Luxury Goods  —  0 .8%
Capri Holdings Ltd.
(a)
...................... 65,961 1,220,938
Carter's, Inc. ............................ 31,994 1,234,649
Crocs, Inc.
(a)
............................ 22,532 2,673,872
Kontoor Brands, Inc. ....................... 26,318 1,888,843
Levi Strauss & Co. , Class A .................. 63,191 1,466,031
PVH Corp. ............................. 17,910 1,670,645
Ralph Lauren Corp. , Class A ................. 13,428 4,886,449
Steven Madden Ltd. ....................... 46,280 2,010,403
VF Corp. .............................. 156,877 2,695,147
19,746,977
a
Trading Companies & Distributors  —  1 .4%
Applied Industrial Technologies, Inc. ............ 11,695 3,553,058
Core & Main, Inc. , Class A
(a)
.................. 74,190 3,668,695
DNOW, Inc.
(a)
........................... 94,602 1,209,960
GATX Corp. ............................ 19,912 3,366,721
Herc Holdings, Inc. ........................ 18,153 2,414,349
McGrath RentCorp ........................ 18,838 2,053,154
Security Shares Value
a
Trading Companies & Distributors (continued)
NPK International, Inc.
(a)
.................... 78,774 $ 1,143,798
QXO, Inc.
(a) (b)
............................ 211,604 3,650,169
Rush Enterprises, Inc. , Class A ............... 22,220 1,540,512
Rush Enterprises, Inc. , Class B ............... 20,923 1,357,903
SiteOne Landscape Supply, Inc.
(a)
.............. 23,002 2,498,017
WESCO International, Inc. ................... 18,803 6,791,080
Xometry, Inc. , Class A
(a) (b)
................... 13,253 1,262,878
34,510,294
a
Water Utilities  —  0 .3%
California Water Service Group ............... 28,641 1,291,709
Essential Utilities, Inc. ...................... 130,489 4,813,739
H2O America ........................... 20,573 1,189,737
7,295,185
a
Wireless Telecommunication Services  —  0 .1%
Gogo, Inc.
(a)
............................ 27,203 124,318
Telephone and Data Systems, Inc. ............. 27,832 1,088,509
1,212,827
a
Total Common Stocks — 99.5%
(Cost: $ 1,839,159,054 ) ............................... 2,395,608,555
a
Rights
Biotechnology  —  0 .0%
89Bio, Inc. , CVR (Expires 12/31/35)
(a) (b)
.......... 104,338 35,475
Arcellx, Inc. CVR (Expires 04/01/30 )
(a)
........... 16,198 1,134
Chinook Therapeutics, Inc. , CVR (Expires 05/25/32)
(a) (c)
30,052 5,109
41,718
a
Pharmaceuticals  —  0 .0%
NOVO Nordisk CVR (Expires 06/30/31 )
(a) (c)
........ 18,334 12,100
a
a
Total Rights — 0.0%
(Cost: $ – ) ........................................ 53,818
Total Long-Term Investments — 99.5%
(Cost: $ 1,839,159,054 ) ............................... 2,395,662,373
a
Short-Term Securities
Money Market Funds  —  5 .3%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.76%
(d) (e) (f)
...................... 119,038,645 119,074,357
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.58%
(d) (e)
............................ 8,548,262 8,548,262
a
Total Short-Term Securities — 5.3%
(Cost: $ 127,581,751 ) ................................ 127,622,619
Total Investments — 104.8%
(Cost: $ 1,966,740,805 ) ............................... 2,523,284,992
Liabilities in Excess of Other Assets — ( 4 .8 ) % ............... (115,071,944)
Net Assets — 100.0% ................................. $ 2,408,213,048
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)
Affiliate of the Fund.
(e)
Annualized 7-day yield as of period end.
(f)
All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments
(unaudited) (continued)
May 31, 2026
iShares
®
ESG Aware MSCI USA Small-Cap ETF

Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
08/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
05/31/26
  Shares
Held at
05/31/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares $ 173,621,008  $ —  $ (54,524,524)
(a)
$ (2,480) $ (19,647) $ 119,074,357  119,038,645  $ 570,956
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency
Shares ...... 8,477,611  70,651
(a)
—  —  —  8,548,262  8,548,262  174,811  —
$ —  $ (2,480) $ (19,647)
$ 127,622,619
$ 745,767  $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Russell 2000 Index ................................................................ 32 06/18/26 $ 4,679 $ 104,823
E-Mini S&P MidCap 400 Index ............................................................. 14 06/18/26 5,225 65,651
$ 170,474

iShares
®
ESG Aware MSCI USA Small-Cap ETF
Schedule of Investments
(unaudited) (continued)
May 31, 2026

Schedule of Investments
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 2,393,371,627  $ 2,236,928  $ —  $ 2,395,608,555
Rights ................................................ —  36,609  17,209  53,818
Short-Term Securities
Money Market Funds ...................................... 127,622,619  —  —  127,622,619
$ 2,520,994,246  $ 2,273,537  $ 17,209  $ 2,523,284,992
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 170,474  $ —  $ —  $ 170,474
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
CVR Contingent Value Rights
NVS Non-Voting Shares
REIT Real Estate Investment Trust
Fair Value Hierarchy as of Period End (continued)